BALANCE SHEETS (USD $)	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Current Assets
Cash	$ 3,344,071	$ 310,199	$ 423,009
Restricted Cash	2,500,506	2,500,317
Prepaid Expenses	348,711	5,514	329,373
Total Current Assets	6,193,288	2,816,030	752,382
Property, Plant, and Equipment (net)	78,434	70,188
Other Non-Current Assets	18,760	18,760
Total Assets	6,290,482	2,904,978	752,382
Current Liabilities
Accounts Payable	274,379	156,439	31,731
Related Party Payable	366,480	490,101	31,183
Accrued Interest	162,042	94,986
Accrued Expenses and Other Payables	3,003,065	3,093,065	62,914
Note Payable	94,273
Loans from Related Parties	5,300,000	5,500,000
Total Current Liabilities	9,200,239	9,334,591	62,914
Accrued Expenses and Other Payables, Net of Current Portion	3,003,065	3,003,065
Total Liabilities	12,203,304	12,337,656	62,914
Stockholders' Equity (Deficit)
Preferred Stock; par value ($0.001); Authorized 50,000,000 shares none issued or outstanding
Common Stock; par value ($0.001); Authorized 750,000,000 shares; issued and outstanding 577,210,000 and 235,150,000, as of September 30, 2013 and 2012, respectively	624,223	577,210	235,150
Additional Paid-in Capital	14,761,617	9,139,917	2,151,610
Deficit Accumulated during the development stage	(21,298,662)	(19,149,805)	(1,697,292)
Total Stockholders' Equity (Deficit)	(5,912,822)	(9,432,678)	689,468
Total Liabilities and Stockholders' Equity (Deficit)	$ 6,290,482	$ 2,904,978	$ 752,382